Summary of Results by Business Segment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 6,377	$ 5,835	$ 12,679	$ 11,865
Non-interest income	4,886	4,393	9,865	9,175
Total revenue	11,263	10,228	22,544	21,040
Provision for (recovery of) credit losses	27	(377)	99	(64)
Insurance claims and related expenses	592	441	1,348	1,221
Non-interest expenses	6,033	5,729	12,000	11,513
Income (loss) before income taxes and share of net income from investment in Schwab	4,611	4,435	9,097	8,370
Provision for (recovery of) income taxes	1,002	962	1,986	1,789
Net income (loss)	3,811	3,695	7,544	6,972
Total assets	1,825,276		1,825,276		$ 1,728,672
Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	202	222	433	391
Canadian Retail [member]
Disclosure of operating segments [line items]
Net interest income	3,148	2,873	6,233	5,851
Non-interest income	3,475	3,189	7,108	6,556
Total revenue	6,623	6,062	13,341	12,407
Provision for (recovery of) credit losses	60	(37)	93	105
Insurance claims and related expenses	592	441	1,348	1,221
Non-interest expenses	2,932	2,689	5,801	5,343
Income (loss) before income taxes and share of net income from investment in Schwab	3,039	2,969	6,099	5,738
Provision for (recovery of) income taxes	803	787	1,609	1,519
Net income (loss)	2,236	2,182	4,490	4,219
Total assets	532,853		532,853		509,436
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income	2,079	1,950	4,194	3,981
Non-interest income	864	663	1,535	1,316
Total revenue	2,943	2,613	5,729	5,297
Provision for (recovery of) credit losses	(18)	(213)	3	(78)
Non-interest expenses	1,632	1,594	3,229	3,282
Income (loss) before income taxes and share of net income from investment in Schwab	1,329	1,232	2,497	2,093
Provision for (recovery of) income taxes	186	162	334	232
Net income (loss)	1,367	1,316	2,639	2,316
Total assets	577,274		577,274		559,503
U.S. Retail [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	224	246	476	455
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income	759	648	1,468	1,309
Non-interest income	491	509	1,128	1,158
Total revenue	1,250	1,157	2,596	2,467
Provision for (recovery of) credit losses	(9)	(63)	(14)	(43)
Non-interest expenses	776	705	1,540	1,416
Income (loss) before income taxes and share of net income from investment in Schwab	483	515	1,070	1,094
Provision for (recovery of) income taxes	124	132	277	274
Net income (loss)	359	383	793	820
Total assets	570,314		570,314		514,681
Corporate [member]
Disclosure of operating segments [line items]
Net interest income	391	364	784	724
Non-interest income	56	32	94	145
Total revenue	447	396	878	869
Provision for (recovery of) credit losses	(6)	(64)	17	(48)
Non-interest expenses	693	741	1,430	1,472
Income (loss) before income taxes and share of net income from investment in Schwab	(240)	(281)	(569)	(555)
Provision for (recovery of) income taxes	(111)	(119)	(234)	(236)
Net income (loss)	(151)	(186)	(378)	(383)
Total assets	144,835		144,835		$ 145,052
Corporate [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	$ (22)	$ (24)	$ (43)	$ (64)